                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, NY 10012

Form 13F File Number: 28-12866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shaker Choudhury
Title: Authorized Person
Phone: 212-672-2248

Signature, Place, and Date of Signing:


/s/ Shaker Choudhury                    New York, NY   May 17, 2010
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number               Name
--------------------   ---------------------------
28-_________________   ___________________________

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          39
Form 13F Information Table Value Total:    $793,479
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

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
                                                                                                         VOTING    VOTING    VOTING
                                                         VALUE    SHARES  SH/ PUT/ INVESTMENT   OTHER  AUTHORITY AUTHORITY AUTHORITY
            ISSUER                  TYPE        CUSIP    X 1000  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED     NONE
            ------             -------------- --------- ------- --------- --- ---- ---------- -------- --------- --------- ---------
BANCO SANTANDER                ADS REP 1 UNIT 05967A107  27,968 2,250,000 SH       SOLE                2,250,000         0         0
BANK OF AMERICA CORP COM STK   COM            60505104   14,280   800,000 SH  PUT  SOLE                  800,000         0         0
BANK OF AMERICA CORP COM STK   COM            60505104    5,792   324,500 SH  PUT  SOLE                  324,500         0         0
BHP BILLITON PLC ADR           SPONSORED ADR  05545E209  17,108   250,000 SH       SOLE                  250,000         0         0
BUCYRUS INTL INC NEW CL A COM  COM            118759109   6,599   100,000 SH       SOLE                  100,000         0         0
CALPINE CORP                   COM NEW        131347304   5,945   500,000 SH       SOLE                  500,000         0         0
CAPITALSOURCE INC COM STK      COM            14055X102   1,915 2,000,000 PRN      SOLE                2,000,000         0         0
CAPITALSOURCE INC COM STK      COM            14055X102   8,665 1,550,000 SH       SOLE                1,550,000         0         0
CERADYNE INC COM STK           COM            156710105  14,760   650,000 SH       SOLE                  650,000         0         0
CHILDREN'S PLACE RET AIL STORE COM            168905107   6,683   150,000 SH       SOLE                  150,000         0         0
CVS CAREMARK CORP COM STK      COM            126650100  19,194   525,000 SH       SOLE                  525,000         0         0
ENERGY XXI BERMUDA L TD COM ST USD UNRS SHS   G10082140  10,746   600,000 SH       SOLE                  600,000         0         0
FEDEX CORP COM STK             COM            31428X106   4,670    50,000 SH       SOLE                   50,000         0         0
FORESTAR GROUP INC COM STK     COM            346233109   1,888   100,000 SH       SOLE                  100,000         0         0
GENERAL ELECTRIC CO COM STK    COM            369604103  18,200 1,000,000 SH  PUT  SOLE                1,000,000         0         0
GENERAL ELECTRIC CO COM STK    COM            369604103  18,200 1,000,000 SH  PUT  SOLE                1,000,000         0         0
GEORGIA GULF CORP COM STK      COM            373200302   5,547   300,000 SH       SOLE                  300,000         0         0
INVENTIV HEALTH INC COM STK    COM            46122E105   1,123    50,000 SH       SOLE                   50,000         0         0
ISHARES RUSSELL 2000           RUSSELL 2000   464287655  67,803 1,000,000 SH  PUT  SOLE                1,000,000         0         0
IVANHOE MINES LIMITE D         COM            46579N103  13,058   750,000 SH       SOLE                  750,000         0         0
JPMORGAN CHASE & CO            *W EXP
                                  10/28/201   46634E114  12,296   800,000 SH       SOLE                  800,000         0         0
LOEWS CORP COM STK             COM            540424108   5,592   150,000 SH       SOLE                  150,000         0         0
MADISON SQUARE GARDE GARDEN IN COM            55826P100   4,346   200,000 SH       SOLE                  200,000         0         0
MDS INC COM STK                COM            55269P302  10,543 1,300,000 SH       SOLE                1,300,000         0         0
PFIZER INC COM                 COM            717081103  17,150 1,000,000 SH       SOLE                1,000,000         0         0
POLYPORE INTL                  COM            73179V103  23,571 1,350,000 SH       SOLE                1,350,000         0         0
SANDRIDGE ENERGY INC COM STK   COM            80007P307  19,250 2,500,000 SH       SOLE                2,500,000         0         0
SPDR S&P 500 ETF TRUST         UNIT SER 1 S&P 78462F103  29,250   250,000 SH  PUT  SOLE                  250,000         0         0
SPDR S&P 500 ETF TRUST         UNIT SER 1 S&P 78462F103  49,140   420,000 SH  PUT  SOLE                  420,000         0         0
SPDR S&P 500 ETF TRUST         UNIT SER 1 S&P 78462F103  23,400   200,000 SH  PUT  SOLE                  200,000         0         0
SPDR S&P 500 ETF TRUST         UNIT SER 1 S&P 78462F103  63,180   540,000 SH  PUT  SOLE                  540,000         0         0
SPDR S&P 500 ETF TRUST         UNIT SER 1 S&P 78462F103  58,500   500,000 SH  PUT  SOLE                  500,000         0         0
SPDR S&P 500 ETF TRUST         UNIT SER 1 S&P 78462F103  29,250   250,000 SH  PUT  SOLE                  250,000         0         0
STATE STR CORP COM STK         COM            857477103  38,369   850,000 SH       SOLE                  850,000         0         0
STRATEGIC HOTELS & R ESORTS IN COM            86272T106   5,100 1,200,000 SH       SOLE                1,200,000         0         0
WELLS FARGO COMPANY            COM            949746101  46,680 1,500,000 SH  PUT  SOLE                1,500,000         0         0
WELLS FARGO COMPANY            COM            949746101  31,120 1,000,000 SH  PUT  SOLE                1,000,000         0         0
WELLS FARGO COMPANY            COM            949746101  46,680 1,500,000 SH  PUT  SOLE                1,500,000         0         0
YAHOO INC COM STK              COM            984332106   9,918   600,000 SH       SOLE                  600,000         0         0